Business Acquisitions - Summary of Fair Value of the Assets and Liabilities Acquired (Details) - CAD ($) $ in Thousands	Nov. 04, 2024	May 08, 2024	Feb. 07, 2023	Jan. 17, 2023
Valens
Disclosure Of Business Combinations [Line Items]
Cash				$ 3,615
Accounts receivable				21,361
Inventory				14,140
Prepaid expenses and deposits				4,980
Right of use assets				2,882
Property, plant and equipment				52,092
Marketable securities				876
Assets held for sale				6,330
Intangible assets				1,500
Goodwill				81,022
Accounts payable and accrued liabilities				(34,185)
Contractual obligation				(5,339)
Lease liabilities				(3,207)
Total Purchase Price				146,067
Valens | Previously Reported
Disclosure Of Business Combinations [Line Items]
Cash				3,615
Accounts receivable				21,361
Inventory				14,140
Prepaid expenses and deposits				4,980
Right of use assets				2,882
Property, plant and equipment				63,030
Marketable securities				876
Assets held for sale				6,330
Intangible assets				2,285
Goodwill				68,697
Accounts payable and accrued liabilities				(34,185)
Contractual obligation				(5,339)
Lease liabilities				(3,207)
Total Purchase Price				145,465
Valens | Adjustments
Disclosure Of Business Combinations [Line Items]
Property, plant and equipment				(10,938)
Intangible assets				(785)
Goodwill				12,325
Total Purchase Price				$ 602
Superetta
Disclosure Of Business Combinations [Line Items]
Cash			$ 80
Accounts receivable			30
Inventory			371
Prepaid expenses and deposits			141
Right of use assets			1,129
Property, plant and equipment			2,077
Accounts payable and accrued liabilities			(74)
Lease liabilities			(1,129)
Total Purchase Price			$ 2,625
Lightbox
Disclosure Of Business Combinations [Line Items]
Inventory		$ 154
Prepaid expenses and deposits		120
Right of use assets		2,717
Property, plant and equipment		1,037
Intangible assets		2,505
Goodwill		4,966
Lease liabilities		(2,828)
Total identifiable net assets acquired		3,705
Total Purchase Price		8,671
Lightbox | Previously Reported
Disclosure Of Business Combinations [Line Items]
Inventory		154
Right of use assets		2,828
Property, plant and equipment		964
Intangible assets		1,959
Goodwill		5,270
Lease liabilities		(2,828)
Total identifiable net assets acquired		3,077
Total Purchase Price		8,347
Lightbox | Adjustments
Disclosure Of Business Combinations [Line Items]
Prepaid expenses and deposits		120
Right of use assets		(111)
Property, plant and equipment		73
Intangible assets		546
Goodwill		(304)
Total identifiable net assets acquired		628
Total Purchase Price		$ 324
Indiva
Disclosure Of Business Combinations [Line Items]
Total Purchase Price	$ 21,100
Indiva | Previously Reported
Disclosure Of Business Combinations [Line Items]
Cash	3
Accounts receivable	4,057
Inventory	4,860
Prepaid expenses and deposits	205
Right of use assets	562
Property, plant and equipment	21,213
Accounts payable and accrued liabilities	(4,100)
Lease liabilities	(286)
Total identifiable net assets acquired	26,514
Bargain purchase gain	(5,456)
Total Purchase Price	$ 21,058